Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE:
Voyage revenues	$ 14,392	$ 8,740	$ 12,715
Management and consulting fee income	31	278	0
Total Revenues	14,423	9,018	12,715
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(1,892)	(1,271)	(2,384)
Vessel operating expenses	(9,135)	(8,688)	(10,321)
Depreciation	(4,854)	(5,014)	(6,085)
Depreciation of dry docking costs	(862)	(1,005)	(1,062)
Amortization of fair value of time charter attached to vessels	0	0	(41)
Administrative expenses	(1,224)	(2,094)	(1,751)
Administrative expenses payable to related parties	(514)	(351)	(465)
Share-based payments	(40)	(50)	(60)
Impairment loss	0	0	(20,144)
Gain from sale of subsidiary	0	2,257	0
Other (expenses)/income, net	83	(30)	(110)
Operating loss	(4,015)	(7,228)	(29,708)
Interest income	3	5	8
Interest expense and finance costs	(2,221)	(2,676)	(2,783)
Foreign exchange gains/(losses), net	(242)	74	87
TOTAL LOSS FOR THE YEAR	(6,475)	(9,825)	(32,396)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (6,475)	$ (9,825)	$ (32,396)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the year	$ (0.25)	$ (3.77)	$ (12.80)